Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Cash flows from operating activities
Net income		$ 3,950	$ 3,680	$ 7,532	$ 6,813
Adjustments for non-cash items and others
Provision for credit losses		920	600	1,733	1,132
Depreciation		338	313	658	628
Deferred income taxes		(246)	(96)	(852)	(357)
Amortization and impairment of other intangibles		385	395	739	768
Net changes in investments in joint ventures and associates		(18)	(11)	(30)	(40)
Losses (Gains) on investment securities		(59)	(111)	(129)	(164)
Losses (Gains) on disposition of businesses		(1)		(5)
Adjustments for net changes in operating assets and liabilities
Insurance contract liabilities		(143)	435	2,173	1,426
Net change in accrued interest receivable and payable		1,414	1,556	1,589	1,953
Current income taxes		(430)	(314)	(115)	569
Derivative assets		(21,796)	5,971	15,616	30,127
Derivative liabilities		26,053	(7,184)	(9,602)	(29,183)
Trading securities		21,141	9,310	18,620	11,998
Loans, net of securitizations		(27,878)	(7,726)	(33,716)	(12,430)
Assets purchased under reverse repurchase agreements and securities borrowed		46,518	(6,860)	38,838	(17,394)
Obligations related to assets sold under repurchase agreements and securities loaned		(60,433)	1,191	(61,181)	17,611
Obligations related to securities sold short		(4,433)	801	(3,072)	537
Deposits, net of securitizations		209	6,211	9,690	22,356
Brokers and dealers receivable and payable		505	(2,033)	8	(3,004)
Other		(1,599)	4,178	(5,740)	(5,181)
Net cash from (used in) operating activities		(15,603)	10,306	(17,246)	28,165
Cash flows from investing activities
Change in interest-bearing deposits with banks		22,621	11,615	32,627	7,949
Proceeds from sales and maturities of investment securities		43,051	42,915	108,531	77,197
Purchases of investment securities		(46,833)	(48,318)	(107,720)	(88,833)
Net acquisitions of premises and equipment and other intangibles		(410)	(706)	(892)	(1,404)
Net proceeds from (cash transferred for) dispositions		1		10
Cash used in acquisitions, net of cash acquired		(12,716)		(12,716)
Net cash from (used in) investing activities		5,714	5,506	19,840	(5,091)
Cash flows from financing activities
Issuance of subordinated debentures		2,000		2,000	1,500
Repayment of subordinated debentures					(60)
Issue of common shares, net of issuance costs		20	20	56	42
Issue of preferred shares and other equity instruments, net of issuance costs		1,362		2,106
Redemption of preferred shares and other equity instruments				(21)
Sales of treasury shares and other equity instruments		1,516	1,447	2,856	2,466
Purchases of treasury shares and other equity instruments		(1,465)	(1,199)	(2,668)	(2,258)
Dividends paid on shares and distributions paid on other equity instruments		(1,262)	(1,252)	(2,502)	(3,093)
Dividends/distributions paid to non-controlling interests		(2)	(9)	(3)	(16)
Change in short-term borrowings of subsidiaries		(4,352)	(2,109)	(3,819)	2,382
Repayment of lease liabilities		(157)	(163)	(310)	(329)
Net cash from (used in) financing activities		(2,340)	(3,265)	(2,305)	634
Effect of exchange rate changes on cash and due from banks		(745)	375	(905)	3,094
Net change in cash and due from banks		(12,974)	12,922	(616)	26,802
Cash and due from banks at beginning of period	[1]	74,347	86,277	61,989	72,397
Cash and due from banks at end of period	[1]	61,373	99,199	61,373	99,199
Cash flows from operating activities include:
Amount of interest paid		16,788	11,801	35,708	23,027
Amount of interest received		24,930	19,190	49,880	36,682
Amount of dividends received		798	788	1,856	1,620
Amount of income taxes paid		$ 1,221	$ 972	$ 2,076	$ 2,408

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at April 30, 2024 (January 31, 2024 – $3 billion; October 31, 2023 – $3 billion; April 30, 2023 – $3 billion; October 31, 2022 – $2 billion).